N-4	Apr. 28, 2025 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	JNLNY Separate Account I
Entity Central Index Key	0001045032
Entity Investment Company Type	N-4
Document Period End Date	Apr. 10, 2025
Amendment Flag	false
C000190627 [Member]
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
The current minimum and maximum annual fees (for a single optional benefit), as displayed in the “Ongoing Fees and Expenses (annual charges)” section of the table contained in the “IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT” section of the prospectus are:

ANNUAL FEE	MINIMUM	MAXIMUM
3. Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	0.20%	1.68%

3.    The minimum fee reflects an annualized percentage of the GMDB Benefit Base. The maximum fee reflects an annualized percentage of the GWB.
The current lowest and highest annual cost estimates, as displayed in the “Ongoing Fees and Expenses (annual charges)” section of the table contained in the “IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT” section of the prospectus are:

LOWEST ANNUAL COST: $705	HIGHEST ANNUAL COST: $3,682
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Fund fees and expenses
•No add-on benefits
•No sales charges
•No additional purchase payments, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of add-on benefits and Fund fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

Ongoing Fees and Expenses [Table Text Block]

ANNUAL FEE	MINIMUM	MAXIMUM
3. Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	0.20%	1.68%
3. The minimum fee reflects an annualized percentage of the GMDB Benefit Base. The maximum fee reflects an annualized percentage of the GWB.
Optional Benefits Minimum [Percent]	0.20%
Optional Benefits Maximum [Percent]	1.68%
Optional Benefits Footnotes [Text Block]	The minimum fee reflects an annualized percentage of the GMDB Benefit Base. The maximum fee reflects an annualized percentage of the GWB.
Lowest and Highest Annual Cost [Table Text Block]

LOWEST ANNUAL COST: $705	HIGHEST ANNUAL COST: $3,682
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Fund fees and expenses
•No add-on benefits
•No sales charges
•No additional purchase payments, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of add-on benefits and Fund fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

Lowest Annual Cost [Dollars]	$ 705
Highest Annual Cost [Dollars]	$ 3,682
Lowest Annual Cost Footnotes [Text Block]
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Fund fees and expenses
•No add-on benefits
•No sales charges
•No additional purchase payments, transfers or withdrawals

Highest Annual Cost Footnotes [Text Block]
Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of add-on benefits and Fund fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
The current annual charges for the following add-on benefits, when elected at issue, are:

Add-on Benefit Name	Current Annual Charge	Charge Basis
AutoGuard	0.87%	GWB
Flex GMWB (Single)	Plus: 1.53%	GWB
	Core: 1.23%
	Value: 0.54%
Flex GMWB (Joint)	Plus: 1.68%	GWB
	Core: 1.53%
	Value: 0.84%
Flex Net GMWB (Single)	Core: 1.38%	GWB
	Value: 0.69%
Flex Net GMWB (Joint)	Core: 1.62%	GWB
	Value: 0.96%
MarketGuard Stretch	1.11%	GMWB Charge Base
Return of Premium GMDB	0.20%	GMDB Benefit Base
Highest Anniversary Value GMDB	0.45%	GMDB Benefit Base
Flex DB* NY	With Flex Value: 0.72%	GMWB Death Benefit
	With Flex Core: 0.72%
* Flex DB NY is only available with elections of the Flex GMWB (Single) Value or Core benefit options.

Annual Contract Expenses [Table Text Block]

Add-on Benefit Name	Current Annual Charge	Charge Basis
AutoGuard	0.87%	GWB
Flex GMWB (Single)	Plus: 1.53%	GWB
	Core: 1.23%
	Value: 0.54%
Flex GMWB (Joint)	Plus: 1.68%	GWB
	Core: 1.53%
	Value: 0.84%
Flex Net GMWB (Single)	Core: 1.38%	GWB
	Value: 0.69%
Flex Net GMWB (Joint)	Core: 1.62%	GWB
	Value: 0.96%
MarketGuard Stretch	1.11%	GMWB Charge Base
Return of Premium GMDB	0.20%	GMDB Benefit Base
Highest Anniversary Value GMDB	0.45%	GMDB Benefit Base
Flex DB* NY	With Flex Value: 0.72%	GMWB Death Benefit
	With Flex Core: 0.72%
* Flex DB NY is only available with elections of the Flex GMWB (Single) Value or Core benefit options.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
The current rates for benefit options available with the Flex GMWB (Single) and (Joint) and Flex Net GMWB (Single) and (Joint) add-on benefits, when elected at issue, are:

Flex GMWB (Single)
Benefit Option	Value		Core		Plus
Bonus	4%		5%		6%
Step-Up	Annual Contract Value		Annual Contract Value		Quarterly Contract Value
GWB Adjustment	105%		105%		105%
GAWA Percentages	Ages	GAWA%	Ages	GAWA %	Ages	GAWA%
	35-59	3.00%	35-59	4.00%	35-59	3.75%
	60-64	3.00%	60-64	4.00%	60-64	4.00%
	65-69	4.25%	65-69	5.35%	65-69	5.00%
	70-74	4.80%	70-74	6.00%	70-74	5.85%
	75-79	5.20%	75-79	6.50%	75-79	6.35%
	80-84	5.70%	80-84	7.10%	80-84	6.95%
	85-89	6.30%	85-89	7.85%	85-89	7.65%
	90-94	7.10%	90-94	8.80%	90-94	8.60%
	95+	8.10%	95+	10.05%	95+	9.85%

Flex GMWB (Joint)
Benefit Option	Value		Core		Plus
Bonus	4%		5%		5%
Step-Up	Annual Contract Value		Annual Contract Value		Quarterly Contract Value
GWB Adjustment	105%		105%		105%
GAWA Percentages	Ages	GAWA%	Ages	GAWA %	Ages	GAWA%
	35-59	2.75%	35-59	3.75%	35-59	3.75%
	60-64	2.75%	60-64	3.75%	60-64	3.75%
	65-69	4.00%	65-69	4.65%	65-69	4.65%
	70-74	4.30%	70-74	5.00%	70-74	5.00%
	75-79	4.65%	75-79	5.40%	75-79	5.40%
	80-84	5.10%	80-84	5.90%	80-84	5.90%
	85-89	5.65%	85-89	6.50%	85-89	6.50%
	90-94	6.35%	90-94	7.30%	90-94	7.30%
	95+	7.25%	95+	8.35%	95+	8.35%

Flex Net GMWB (Single)
Benefit Option	Value		Core
Bonus	4%		5%
Step-Up	Annual Contract Value		Annual Contract Value
GWB Adjustment	105%		105%
GAWA Percentages	Ages	GAWA%	Ages	GAWA %
	35-59	3.00%	35-59	4.00%
	60-64	3.00%	60-64	4.00%
	65-69	4.25%	65-69	5.35%
	70-74	4.80%	70-74	6.00%
	75-79	5.20%	75-79	6.50%
	80-84	5.70%	80-84	7.10%
	85-89	6.30%	85-89	7.85%
	90-94	7.10%	90-94	8.80%
	95+	8.10%	95+	10.05%

Flex Net GMWB (Joint)
Benefit Option	Value		Core
Bonus	4%		5%
Step-Up	Annual Contract Value		Annual Contract Value
GWB Adjustment	105%		105%
GAWA Percentages	Ages	GAWA%	Ages	GAWA %
	35-59	2.75%	35-59	3.75%
	60-64	2.75%	60-64	3.75%
	65-69	4.00%	65-69	4.65%
	70-74	4.30%	70-74	5.00%
	75-79	4.65%	75-79	5.40%
	80-84	5.10%	80-84	5.90%
	85-89	5.65%	85-89	6.50%
	90-94	6.35%	90-94	7.30%
	95+	7.25%	95+	8.35%

The current rate for the AutoGuard add-on benefit, when elected at issue, is:

Add-on Benefit Name	GAWA Percentage
AutoGuard	5.00%

The current rates for the MarketGuard Stretch add-on benefit, when elected at issue, are:

Add-on Benefit Name	Ages	GAWA Percentage
MarketGuard Stretch	0-54	4.50%
	55-59	5.00%
	60+	5.50%

C000190627 [Member] | AutoGuard [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	0.87%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	AutoGuard
Optional Benefit Expense (of Other Amount), Current [Percent]	0.87%
Benefits Description [Table Text Block]

Add-on Benefit Name	GAWA Percentage
AutoGuard	5.00%

Name of Benefit [Text Block]	AutoGuard
C000190627 [Member] | Flex GMWB (Single) [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Flex GMWB (Single)
Benefits Description [Table Text Block]

Flex GMWB (Single)
Benefit Option	Value		Core		Plus
Bonus	4%		5%		6%
Step-Up	Annual Contract Value		Annual Contract Value		Quarterly Contract Value
GWB Adjustment	105%		105%		105%
GAWA Percentages	Ages	GAWA%	Ages	GAWA %	Ages	GAWA%
	35-59	3.00%	35-59	4.00%	35-59	3.75%
	60-64	3.00%	60-64	4.00%	60-64	4.00%
	65-69	4.25%	65-69	5.35%	65-69	5.00%
	70-74	4.80%	70-74	6.00%	70-74	5.85%
	75-79	5.20%	75-79	6.50%	75-79	6.35%
	80-84	5.70%	80-84	7.10%	80-84	6.95%
	85-89	6.30%	85-89	7.85%	85-89	7.65%
	90-94	7.10%	90-94	8.80%	90-94	8.60%
	95+	8.10%	95+	10.05%	95+	9.85%

Name of Benefit [Text Block]	Flex GMWB (Single)
C000190627 [Member] | Flex GMWB (Single) - Plus [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	1.53%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	1.53%
C000190627 [Member] | Flex GMWB (Single) - Core [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	1.23%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	1.23%
C000190627 [Member] | Flex GMWB (Single) - Value [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	0.54%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	0.54%
C000190627 [Member] | Flex GMWB (Joint) [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Flex GMWB (Joint)
Benefits Description [Table Text Block]

Flex GMWB (Joint)
Benefit Option	Value		Core		Plus
Bonus	4%		5%		5%
Step-Up	Annual Contract Value		Annual Contract Value		Quarterly Contract Value
GWB Adjustment	105%		105%		105%
GAWA Percentages	Ages	GAWA%	Ages	GAWA %	Ages	GAWA%
	35-59	2.75%	35-59	3.75%	35-59	3.75%
	60-64	2.75%	60-64	3.75%	60-64	3.75%
	65-69	4.00%	65-69	4.65%	65-69	4.65%
	70-74	4.30%	70-74	5.00%	70-74	5.00%
	75-79	4.65%	75-79	5.40%	75-79	5.40%
	80-84	5.10%	80-84	5.90%	80-84	5.90%
	85-89	5.65%	85-89	6.50%	85-89	6.50%
	90-94	6.35%	90-94	7.30%	90-94	7.30%
	95+	7.25%	95+	8.35%	95+	8.35%

Name of Benefit [Text Block]	Flex GMWB (Joint)
C000190627 [Member] | Flex GMWB (Joint) - Plus [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	1.68%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	1.68%
C000190627 [Member] | Flex GMWB (Joint) - Core [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	1.53%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	1.53%
C000190627 [Member] | Flex GMWB (Joint) - Value [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	0.84%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	0.84%
C000190627 [Member] | Flex Net GMWB (Single) [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Flex Net GMWB (Single)
Benefits Description [Table Text Block]

Flex Net GMWB (Single)
Benefit Option	Value		Core
Bonus	4%		5%
Step-Up	Annual Contract Value		Annual Contract Value
GWB Adjustment	105%		105%
GAWA Percentages	Ages	GAWA%	Ages	GAWA %
	35-59	3.00%	35-59	4.00%
	60-64	3.00%	60-64	4.00%
	65-69	4.25%	65-69	5.35%
	70-74	4.80%	70-74	6.00%
	75-79	5.20%	75-79	6.50%
	80-84	5.70%	80-84	7.10%
	85-89	6.30%	85-89	7.85%
	90-94	7.10%	90-94	8.80%
	95+	8.10%	95+	10.05%

Name of Benefit [Text Block]	Flex Net GMWB (Single)
C000190627 [Member] | Flex Net GMWB (Single) - Core [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	1.38%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	1.38%
C000190627 [Member] | Flex Net GMWB (Single) - Value [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	0.69%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	0.69%
C000190627 [Member] | Flex Net GMWB (Joint) [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Flex Net GMWB (Joint)
Benefits Description [Table Text Block]

Flex Net GMWB (Joint)
Benefit Option	Value		Core
Bonus	4%		5%
Step-Up	Annual Contract Value		Annual Contract Value
GWB Adjustment	105%		105%
GAWA Percentages	Ages	GAWA%	Ages	GAWA %
	35-59	2.75%	35-59	3.75%
	60-64	2.75%	60-64	3.75%
	65-69	4.00%	65-69	4.65%
	70-74	4.30%	70-74	5.00%
	75-79	4.65%	75-79	5.40%
	80-84	5.10%	80-84	5.90%
	85-89	5.65%	85-89	6.50%
	90-94	6.35%	90-94	7.30%
	95+	7.25%	95+	8.35%

Name of Benefit [Text Block]	Flex Net GMWB (Joint)
C000190627 [Member] | Flex Net GMWB (Joint) - Core [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	1.62%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	1.62%
C000190627 [Member] | Flex Net GMWB (Joint) - Value [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	0.96%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	0.96%
C000190627 [Member] | MarketGuard Stretch [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Current [Percent]	1.11%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	MarketGuard Stretch
Optional Benefit Expense (of Other Amount), Current [Percent]	1.11%
Benefits Description [Table Text Block]

Add-on Benefit Name	Ages	GAWA Percentage
MarketGuard Stretch	0-54	4.50%
	55-59	5.00%
	60+	5.50%

Name of Benefit [Text Block]	MarketGuard Stretch
C000190627 [Member] | Return of Premium GMDB [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Return of Premium GMDB
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%
Name of Benefit [Text Block]	Return of Premium GMDB
C000190627 [Member] | Highest Anniversary Value GMDB [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Highest Anniversary Value GMDB
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%
Name of Benefit [Text Block]	Highest Anniversary Value GMDB
C000190627 [Member] | Flex DB NY [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Flex DB* NY
Name of Benefit [Text Block]	Flex DB* NY
C000190627 [Member] | Flex DB NY - Value [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.72%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.72%
C000190627 [Member] | Flex DB NY - Core [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.72%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.72%